LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2014
Loans And Leases Receivable Gross Carrying Amount [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES
NOTE 13: LOANS AND ALLOWANCE FOR LOAN LOSSES

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2013 and 2014 comprised:
	2013			2014
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)
Consumer:
Residential mortgages	17,720	3,889	21,609	17,458	3,679	21,137
Credit card	1,381	4,244	5,625	1,317	3,526	4,843
Auto financing	138	62	200	88	39	127
Other consumer	4,694	3,680	8,374	4,207	4,281	8,488
Total consumer	23,933	11,875	35,808	23,070	11,525	34,595
Commercial:
Industry and mining	4,725	2,322	7,047	5,217	2,894	8,111
Small scale industry	2,123	1,721	3,844	1,929	2,502	4,431
Trade	7,562	3,722	11,284	7,425	5,299	12,724
Construction	1,082	1,999	3,081	1,098	2,103	3,201
Tourism	612	348	960	607	508	1,115
Shipping and transportation	2,174	786	2,960	2,437	852	3,289
Commercial mortgages	579	262	841	529	228	757
Public sector	5,848	252	6,100	5,390	232	5,622
Other	655	858	1,513	600	689	1,289
Total commercial	25,360	12,270	37,630	25,232	15,307	40,539
Total loans	49,293	24,145	73,438	48,302	26,832	75,134
Unearned income	(48)	(155)	(203)	(67)	(159)	(226)
Loans, net of unearned income	49,245	23,990	73,235	48,235	26,673	74,908
Less: Allowance for loan losses	(6,211)	(1,540)	(7,751)	(7,788)	(1,704)	(9,492)
Net Loans	43,034	22,450	65,484	40,447	24,969	65,416

Included in the above table for 2013 and 2014 are loans that are economically hedged for interest rate risk, for which the Group elected the fair value option. The fair value and outstanding principal balance of these loans at December 31, 2014 was EUR 42 million and EUR  41 million respectively (EUR 76 million and EUR  75 million respectively at December 31, 2013). Net gains / (losses) resulting from changes in the fair value of these loans of EUR (12) million and EUR nil million in 2013 and 2014 respectively were recorded in net interest income before provision for loan losses.

Also, included in the above tables are loans for lease financing amounting to EUR  1,524 million and EUR  1,564 million in 2013 and 2014 respectively.

Loans: Credit quality indicators

The Group actively monitors the credit quality of its loan portfolio using several credit quality indicators. The credit quality indicators considered to be the most significant are the delinquency status for all loans, and the credit rating for commercial loans. The days past due is the credit quality indicator the most relevant to the loans in our consumer loans portfolio. In accordance with our policies, the number of days past due is the key factor the Group considers when determining the appropriate course of action. For instance, the actions to pursue collection increase as the number of days past due increases. Furthermore, days past due is also a key factor considered in determining the loans that are eligible for our restructuring programs.

Ageing of loan portfolio

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2013 and 2014:
	December 31, 2013
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in millions

Greek
Residential mortgages	1,039	4,770	5,809	11,911	-	17,720	466	5,808
Credit card	35	678	713	668	-	1,381	17	661
Other consumer	253	2,337	2,590	2,242	-	4,832	52	2,822
Small business loans	152	2,000	2,152	1,995	-	4,147	-	2,335
Other commercial loans	631	3,243	3,874	17,339	-	21,213	48	4,266
Total Greek loans	2,110	13,028	15,138	34,155	-	49,293	583	15,892

Foreign
Residential mortgages	181	209	390	3,423	76	3,889	-	248
Credit card	118	409	527	3,717	-	4,244	-	728
Other consumer	152	480	632	3,110	-	3,742	-	572
Small business loans	100	565	665	2,482	-	3,147	2	634
Other commercial loans	132	1,217	1,349	7,774	-	9,123	8	1,499
Total Foreign loans	683	2,880	3,563	20,506	76	24,145	10	3,681
Total loans	2,793	15,908	18,701	54,661	76	73,438	593	19,573

	December 31, 2014
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in millions

Greek
Residential mortgages	779	5,227	6,006	11,452	-	17,458	257	6,346
Credit card	27	729	756	561	-	1,317	8	720
Other consumer	163	2,289	2,452	1,843	-	4,295	-	2,638
Small business loans	65	2,183	2,248	1,719	-	3,967	-	2,491
Other commercial loans	277	3,618	3,895	17,370	-	21,265	40	4,410
Total Greek loans	1,311	14,046	15,357	32,945	-	48,302	305	16,605

Foreign
Residential mortgages	171	215	386	3,250	43	3,679	2	255
Credit card	116	371	487	3,039	-	3,526	-	496
Other consumer	170	467	637	3,683	-	4,320	-	508
Small business loans	106	600	706	3,027	-	3,733	-	645
Other commercial loans	146	1,214	1,360	10,214	-	11,574	3	1,535
Total Foreign loans	709	2,867	3,576	23,213	43	26,832	5	3,439
Total loans	2,020	16,913	18,933	56,158	43	75,134	310	20,044

(1) loans less than 30 days past due are included in current loans

Credit ratings of commercial loans
According to the Group's credit policy, all corporate customers are rated on a 22-grade scale. This rating is based on quantitative and qualitative criteria and is reviewed at least annually. Additionally, each of the Bank’s and its subsidiaries' rating systems consider the borrower's industry risk and its relative position within its peer group. Small Business loans are rated through a behavioral model on a 14-grade scale. The ratings scale for corporate and Small Business customers corresponds to likelihood of default. Customers classified as "Satisfactory" have low likelihood of default, customers classified as "Watchlist" have medium to high likelihood of default and customers classified as Substandard have already defaulted.
The following table presents commercial loans credit quality information as at December 31, 2013 and 2014:

	December 31, 2013			December 31, 2014
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in millions)			(EUR in millions)
Greek
Satisfactory	651	9,802	10,453	573	7,555	8,128
Watchlist	1,300	7,698	8,998	382	9,777	10,159
Substandard	2,196	3,713	5,909	3,013	3,932	6,945
	4,147	21,213	25,360	3,968	21,264	25,232
Foreign
Satisfactory	2,054	7,047	9,101	2,356	9,394	11,750
Watchlist	472	1,241	1,713	590	1,089	1,679
Substandard	621	835	1,456	787	1,091	1,878
	3,147	9,123	12,270	3,733	11,574	15,307

Total	7,294	30,336	37,630	7,701	32,838	40,539

Impaired loans
Impaired loans are those loans where the Group believes it is probable that it will not collect all amounts due according to the original contractual terms of the loan. Impaired loans also include loans whose terms have been modified in troubled debt restructuring.

The following table presents information about total impaired loans at and for the years ended December 31, 2013 and 2014:

	At and for the year ended December 31, 2013
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	330	-	217	8	-
Other consumer loans	254	-	201	20	-
Small business loans	65	-	56	5	-
Other commercial loans	766	-	595	6	18

With related allowance:
Residential mortgages	6,841	(846)	6,127	16	26
Credit cards	678	(628)	657	4	-
Other consumer loans	2,876	(1,791)	2,766	10	24
Small business loans	2,460	(974)	2,229	5	8
Other commercial loans	3,305	(1,889)	6,437	23	14
Total Greek impaired loans	17,575	(6,128)	19,285	97	90

Foreign
With no related allowance:
Residential mortgages	10	-	11	-	-
Credit cards	257	-	75	30	-
Other consumer loans	17	-	19	2	-
Small business loans	24	-	27	1	-
Other commercial loans	226	-	168	4	-

With related allowance:
Residential mortgages	347	(72)	206	6	4
Credit cards	466	(291)	660	8	16
Other consumer loans	569	(359)	512	35	20
Small business loans	867	(288)	608	26	2
Other commercial loans	1,774	(476)	1,424	21	29
Total Foreign impaired loans	4,557	(1,486)	3,710	133	71

	At and for the year ended December 31, 2014
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	603	-	467	6	6
Other consumer loans	223	-	239	9	9
Small business loans	214	-	140	1	1
Other commercial loans	403	-	557	4	4

With related allowance:
Residential mortgages	6,708	(1,238)	6,775	34	30
Credit cards	729	(644)	703	-	-
Other consumer loans	2,665	(1,942)	2,771	24	23
Small business loans	2,411	(1,413)	2,403	21	7
Other commercial loans	4,705	(2,413)	3,769	81	33
Total Greek impaired loans	18,661	(7,650)	17,824	180	113

Foreign
With no related allowance:
Residential mortgages	5	-	9	-	-
Credit cards	56	-	117	1	-
Other consumer loans	32	-	36	1	-
Small business loans	16	-	21	-	-
Other commercial loans	152	-	260	8	-

With related allowance:
Residential mortgages	366	(82)	373	7	-
Credit cards	437	(257)	399	1	14
Other consumer loans	492	(332)	543	38	13
Small business loans	693	(329)	565	18	-
Other commercial loans	1,719	(584)	1,548	12	10
Total Foreign impaired loans	3,968	(1,584)	3,871	86	37

			2012	2013	2014
			(EUR in millions)
Average recorded investment in impaired loans			20,653	22,995	21,695
Interest income recognized on a cash basis			172	161	150

Roll forward of impaired loans
The following table presents the roll-forward of impaired loans for the years ended, December 31, 2013 and 2014:

				2013	2014
				(EUR in millions)
Opening balance as of January 1,				23,324	22,132
Impaired loans acquired				660	-
Impaired loans in the period				5,708	4,585
Loans transferred to non-impaired status				(5,785)	(2,975)
Impaired loans paid-off				(948)	(799)
Sale of impaired loans				(216)	(331)
Impaired loans written-off				(249)	(39)
Foreign exchange differences				(362)	56
Closing balance as of December 31,				22,132	22,629

Purchased Credit-Impaired Loans ( "PCI loans")
PCI loans are acquired loans with evidence of credit quality deterioration since origination for which it is probable at purchase date that NBG will be unable to collect all contractually required payments. The following table provides details on PCI loans acquired in connection with the May 10, 2013 and July 26, 2013 acquisition of FBB and Probank respectively (see Note 4 “Mergers, Acquisitions, Disposals and New Entities Established).

Purchased Loans at Acquisition Date

(EUR in millions)
Contractually required payments including interest	1,508
Less: Non-accretable difference	670
Cash flows expected to be collected	838
Less: Accreable yield	178
Fair Value of loans acquired	660

The table below shows activity for the accretable yield on PCI loans, which includes the FBB and Probank portfolio.

Rollforward of Accretable Yield
(EUR in millions)
Additions	178
Accretion	(13)
Accretable yield December 31, 2013	165

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2014	165
Accretion	(26)
Accretable yield December 31, 2014	139

Troubled Debt Restructurings

Modifications are considered TDRs if, for economic or legal reasons related to the debtor's financial difficulties, a concession is granted to the customer that the Group would not otherwise consider. The concession granted typically involves a modification of terms such as the modification of the stated interest, or reduction of principal of the loan, or reduction of interest accrued off-balance sheet or the extension of maturity at stated interest rate lower than the current market rate for a new loan with similar risk.

During 2014, the Group revised its estimates regarding the triggers used to determine whether an exposure is TDR. More specifically, the Group updated the criteria applied in order to estimate if a borrower is in financial difficulty or not, taking into consideration the credit quality indicators of its loans' portfolio i.e. the delinquency status of its consumer segment and the delinquency status and credit rating for its commercial segment. As a result TDR balances presented in the disclosures “financing receivables modified as troubled debt restructuring during the period” and “troubled debt restructuring by modification programs” are lower than those reported in 2013.

Forbearance programs applied in the consumer loan portfolio (mortgages, consumer credit, credit cards) mainly comprise of extension of the loan term combined with a reduction of the installment either through fractional payment scheme, whereby the customer pays a proportion, ranging from 10% to 70%, of the installment due for the first years of the forbearance, or through an interest only payment period of a maximum of 24 months. Those programs also offer a reduction of the off balance sheet interest accounted for.

Specifically, for consumer loans the interest rate on the new loan may be reduced and/or the duration may be extended if the customers are willing and able to secure their consumer loan and credit card debt with real estate property or provide an additional down payment.

For SBL customers, the restructuring product generally includes the granting of a grace period of up to 24 months during which the customer pays only interest, the extension of the maturity of the loan up to 20 years and the option to the customer to make a down payment, which if the loan is repaid in accordance with the renegotiated terms will be returned as a discount or the application of lower interest rate in case the customer provides new collaterals. In addition, restructuring over restructuring (“R-O-R”) programs are addressed to those customers having difficulty in servicing their restructured loans.

Troubled debt restructuring programs are also offered to corporate customers who have been affected by the current market conditions. The types of modification are usually a mix of new amortization schedule tailored to current conditions and the customer's projected cash flow, the extension or not of tenor, depending on the customer and its needs, as well as shift from short-term to long-term financing.

TDRs are considered impaired loans. TDRs are separately monitored and assessed within each portfolio for the purposes of allowance for loan loss calculation. Allowance for loan loss is calculated based on a present value of expected future cash flows discounted using the original effective interest rate of the loan considering all available evidence at the time of the assessment. At the time of the restructuring, the loans are remeasured to reflect the impact, if any, on projected cash flows or collateral value resulting from the modified terms. If there was no principal forgiveness or the interest rate was increased, the modification may have a little impact or no impact on the allowance for loan loss. If a portion of the loans is deemed uncollectible, an allowance for loan loss is recorded at the time of restructuring or may have been already recorded in a previous period.

Typically, allowance for loan loss for TDR Consumer loans is calculated using the average of yearly default frequencies of those specific products. Upon restructuring if several customer's loans are consolidated into a single loan, then the aggregate loan balance, which may also include loans previously accruing, is assessed for impairment. In addition, restructured loans under law 3869/2010 are considered TDRs and are pooled into a separate group when calculating allowance for loan losses.

Allowance for loan loss for TDR Commercial loans is usually calculated on an individual basis for customers with significant exposures based on the present value of expected cash flows discounted at the loan's original effective interest rate, or based on the fair value of the collateral, less costs to sell, if those are collateral dependent loans. For TDR Commercial customers that do not satisfy the quantified criterion for individual assessment (that is, the individually non–significant customers), allowance for loan loss is calculated through our coefficient or homogeneous analysis using the probability of default corresponding to their internal credit rating.

The trends of re-default are closely monitored and analyzed in order to identify the drivers for the re-defaults. In addition, trends of re-default are considered when calculating the appropriate level of the allowance for loan loss by adjusting the probabilities of default relating to both Consumer and Commercial TDR loans.

The following table discloses financing receivables modified as troubled debt restructurings during the reporting period ended December 31, 2012, 2013 and 2014.

	December 31, 2012			December 31, 2013			December 31, 2014
Greek	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in millions			EUR in millions			EUR in millions
Residential mortgages	1,899	(116)	16	1,737	(63)	12	1,451	(66)	11
Other consumer	674	(139)	16	502	(94)	10	300	(49)	7
Small business loans	364	(57)	7	350	(64)	4	352	(89)	11
Other commercial loans	476	(64)	19	768	(136)	33	349	(77)	8
Total Greek TDR loans	3,413	(376)	58	3,357	(357)	59	2,452	(281)	37

	December 31, 2012			December 31, 2013			December 31, 2014
Foreign	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in millions			EUR in millions			EUR in millions
Residential mortgages	34	(2)	2	27	(3)	2	38	(1)	1
Other consumer	87	(10)	6	64	(7)	5	73	(24)	5
Credit card	79	(5)	9	310	(3)	30	158	(28)	1
Small business loans	33	(4)	1	66	(3)	1	66	(8)	4
Other commercial loans	143	(13)	3	174	(20)	13	213	(9)	10
Total foreign TDR loans	376	(34)	21	641	(36)	51	548	(70)	21

The following table discloses financing receivables modified in a TDR which became delinquent thirty days or greater during the reporting period and for which payment default occurred within 12 months after the modification.

		December 31, 2012		December 31, 2013		December 31, 2014
		Greek	Foreign	Greek	Foreign	Greek	Foreign
		EUR in millions		EUR in millions		EUR in millions
Residential mortgages		1,367	34	1,226	16	896	2
Other consumer		432	70	307	34	263	6
Credit card		-	79	-	143	-	64
Small business loans		113	24	53	9	56	8
Other commercial loans		234	32	273	136	67	56
Total loans		2,146	239	1,859	338	1,282	136

The Group offers a number of modifications to customers. The modification programs that the Group offers its customers can generally be described in the following categories:
Payment modification – A modification in which the principal and interest payment are lowered from the original contractual terms.
Term modification - A modification which changes the maturity date, timing of payments or frequency of payments.
Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.
Combination modification – Any other type of modification, including the use of multiple categories above.

The following table discloses financing receivables modified as troubled debt restructurings by modification programs as at December 31, 2012, 2013 and 2014.

				December 31,
				2012	2013	2014
Payment modification				2,611	3,999	3,988
Combination modification				3,792	4,686	2,753
Term modification				290	710	1,415
Interest only modification				279	538	568
Other				101	176	265
Total				7,073	10,109	8,989

The following table discloses the ageing of financing receivables modified as troubled debt restructurings at December 31, 2012, 2013 and 2014.

				December 31,
				2012	2013	2014
Current Loans (1)				2,754	4,358	4,499
Past due 31-90 days				866	1,111	594
Past due greater than 90 days				3,453	4,640	3,896
Total				7,073	10,109	8,989

(1) loans less than 30 days past due are included in current loans

Allowance for loan losses

An analysis of the change in the allowance for loan losses by portfolio segment for the years ended December 31, follows:
	2012			2013			2014
	Consumer	Commercial	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in millions)
Balance at beginning of year	2,561	3,990	6,551	3,722	3,596	7,318	4,078	3,673	7,751
Provision for loan losses	1,214	1,071	2,285	716	253	969	875	1,297	2,172
Provision for loans eligible to PSI[1]	-	37	37	-	-	-	-	-	-
Write-offs	(75)	(146)	(221)	(79)	(170)	(249)	(89)	(100)	(189)
Recoveries	13	6	19	57	31	88	72	6	78
Net Write-offs	(62)	(140)	(202)	(22)	(139)	(161)	(17)	(94)	(111)
Sale of impaired loans	-	(8)	(8)	(216)	-	(216)	(297)	(33)	(330)
Loans exchanged through PSI[1]	-	(1,356)	(1,356)	-		-	-		-
Translation differences	9	2	11	(122)	(37)	(159)	21	(11)	10
Allowance at end of year	3,722	3,596	7,318	4,078	3,673	7,751	4,660	4,832	9,492

1	Provision for loans eligible to PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI. These loans were exchanged in the PSI in 2012 (see Note 11).

The Group’s exposure to the Hellenic Republic comprises of a loan granted to the Hellenic Republic, loans to Hellenic public sector entities, loans guaranteed by the Hellenic Republic and loans to corporate and individuals guaranteed by the Hellenic Republic.
Exposure to the Hellenic Republic and its related allowance at December 31,2013, and 2014 are as follows:
	December 31, 2013		December 31, 2014
	Total loans	Allowance for loan losses	Total loans	Allowance for loan losses
	(EUR in millions)		(EUR in millions)
Loan to Hellenic Republic	4,915	-	4,785	-
Loans to public sector entities	851	(79)	659	(80)
Corporate and Small Business loans	469	(38)	550	-
Mortgage loans	1,232	-	1,156	-
Total loans	7,467	(117)	7,150	(80)
Securities purchased under agreements to resell	30	-	-	-
Other assets	445	(4)	526	(15)
Total Exposure to Hellenic Republic	7,942	(121)	7,676	(95)

With regards to the above exposure the Group has consistently applied its provisioning policy and has recognized allowance for loan losses, where deemed appropriate. As at December 31, 2014, the Group considered (a) the fact that there was no specific loss event in relation to the Hellenic Republic had occurred, (b) the fact that Hellenic Republic serviced the aforementioned exposures, (c) the fact that the Hellenic Republic's probability of default was below the minimum threshold set by the Group and concluded that the exposure to Hellenic Republic did not qualify for impairment assessment.

Allowance for loan losses by portfolio segment
The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2013.

	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	3,324	2,885	6,209
of which:
for impaired loans	3,265	2,862	6,127
for non-impaired loans	59	23	82

Impaired loans	10,979	6,596	17,575
Non-impaired loans	12,954	18,764	31,718

Foreign
Allowance for loan losses at year end	756	786	1,542
of which:
for impaired loans	723	763	1,486
for non-impaired loans	33	23	56

Impaired loans	1,666	2,891	4,557
Non-impaired loans	10,133	9,379	19,512

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2014.
	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	3,903	3,885	7,788
of which:
for impaired loans	3,824	3,826	7,650
for non-impaired loans	79	59	138

Impaired loans	10,928	7,733	18,661
Non-impaired loans	12,142	17,499	29,641

Foreign
Allowance for loan losses at year end	758	946	1,704
of which:
for impaired loans	670	914	1,584
for non-impaired loans	88	32	120

Impaired loans	1,388	2,580	3,968
Non-impaired loans	10,095	12,727	22,822

Allowance for loan losses by portfolio segment and methodology

As discussed in Note 3 our methodology for estimating the allowance for loan losses has three primary components, specific allowances, coefficient analysis and homogeneous analysis, while the methodologies applied by our foreign subsidiaries and branches are similar to those employed by the Group for loans in Greece.

Loss forecast models utilized for portfolios of homogeneous loans consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures. The current macroeconomic conditions affect our default and recovery models gradually as more information regarding the performance and behavior of loan customers is gathered. Based on this information we adjust the “Loss-given-default” and “Probability of Default” parameters used for the estimation of allowance for loan losses, keeping the fundamental methodology intact, that is, we continue to calculate recoveries (and losses) based on realized cash inflows (“workout approach”).

As at December 31, 2014, we did not believe an adjustment to historical loss experience for changes in trends, conditions, and other relevant factors that affect repayment of the loans was necessary beyond the incorporation of current information in the data used to estimate the homogeneous allowances. In calculating our homogeneous allowances for loan losses we considered the following key factors:

Volume and severity of past-due and non-accruing loans:

The higher volume and severity of past due and non-accruing loans in 2014 automatically fed into the calculation of the allowance for loan losses by: (a) increasing the underlying pools on which we calculate a significant portion of the total loss allowances, (b) adjusting the loss rates by incorporating the most recent available information on recoveries and (c) adjusting upwards the probability of default, which is estimated using data from the previous twelve months. The worsening of the quality of our loan portfolio in terms of delinquencies was the primary cause of the significant increase in the allowance for loan losses based on homogeneous analysis.

As at December 31, 2014, we concluded that the incorporation of the current market conditions at that time in our methodology as described above was sufficient to estimate the allowance for probable loan losses as at December 31, 2014 and therefore did not further adjust historical loss experience.

Economic conditions and trends:

We believe that changes in national, regional and local economic business conditions impact repayment of loans. Specifically, at December 31, 2014, the worse than anticipated trends and the political uncertainty, were reflected in our allowance for loan losses estimated as of December 31, 2014, in three ways: firstly, it resulted in an increase in the level of past due and non-accruing loans which affected the provisions as described above, secondly, it increased the probability of default in our assessment for incurred but not identified impairment in homogeneous loans and thirdly the decline in real estate prices was incorporated in our analysis, where applicable.

Therefore, as at December 31, 2014, we concluded that no further adjustment to the historical loss rates was necessary due to the current economic conditions, since the loss rates applied are long term averages based on long recovery periods for all portfolios assessed using the homogeneous analysis.

Lending policies and procedures

In response to the higher volume and severity of past due loans, we reviewed and tightened our credit approval criteria since 2010, for example by lowering both the loan-to-value and the payment-to-income acceptable ratios. As a result, we expected that the quality of new loans granted after 2009 would be improved. However, the loans originated during 2013 and 2014 were not significant enough to cause a change in observed probabilities of default or loss given defaults.

'The following tables set forth the allowances for loan losses by portfolio segment and by impairment methodology and the respective recorded investment as at December 31,2013 and December 31,2014

December 31, 2013	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	-	3,010	1,808	3,010	1,808
Coefficient	-	-	18,453	242	18,453	242
Homogeneous	23,933	3,324	3,897	835	27,830	4,159
Foreign	11,799	756	12,270	786	24,069	1,542
Total	35,732	4,080	37,630	3,671	73,362	7,751

December 31, 2014	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	0	4,061	2,330	4,061	2,330
Coefficient	-	0	17,562	330	17,562	330
Homogeneous	23,070	3,903	3,609	1,225	26,679	5,128
Foreign	11,483	758	15,307	946	26,790	1,704
Total	34,553	4,661	40,539	4,831	75,092	9,492

Collateral

The most common practice we use to mitigate credit risk is requiring collateral for loans originated. We implement guidelines on the acceptability of specific classes of collateral. The principal collateral types for loans are:

•       mortgages over residential properties;

•       charges over business assets such as premises, ships;

•       vehicles, inventory and accounts receivable;

•       charges over financial instruments such as debt securities and equities;

•       cash collaterals; and

•       state, bank or personal guarantees.

Longer-term finance and lending to corporate entities are generally secured; revolving credit facilities to individuals are generally unsecured. In addition, in order to mitigate the potential credit loss the Group will seek additional collateral from the counterparty as soon as impairment indicators are noticed for the relevant individual loans.

Collateral dependent loans

Impaired loans net of allowance for loan losses include collateral dependent loans of EUR 1,398 million and EUR 1,337 million at December 31, 2013 and December 31, 2014, respectively. In general, a loan is classified as collateral dependent when repayment is expected to be provided solely by the underlying collateral and the Group anticipates foreclosing on the loan and as a result the impairment is measured based on the fair value of the collateral. In Greece, the typical length of time between classification of the loan as collateral dependent and foreclosure is about 4 years, however there are a number of cases in which this period can be prolonged because either injunctions to the foreclosure procedure are raised by the customer or third parties, or the procedure has been postponed due to a settlement or repayment. In Turkey and South Eastern Europe enforcement of collateral or exhaustion of legal actions take significantly less time than in Greece.

The majority of these loans are secured with properties, for which foreclosure was probable and the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy.

The fair value of the properties was estimated by qualified external or internal appraisers using one or more of the market approach, the income approach or the replacement cost approach. The key inputs, upon which these estimates are based, are market prices of similar properties, market yields and cost estimates. According to the Group impairment methodology, corporate business units that are responsible for the impairment assessment have to ensure that in cases where cash flows are expected from collateral liquidation, collateral value has to be based on a recent (within the current year) independent appraisal from a qualified appraiser, unless loan exposures are significantly lower than the collateral values.

Securitized loans and Covered bonds
Loans include securitized loans and loans used as collateral in the Covered Bond Programmes, as follows:

Securitized loans	2013	2014
	(EUR in millions)
Consumer loans (Revolver 2008-1 Plc-December 2008)	800	0
Credit cards (Revolver 2008-1 Plc-December 2008)	975	0
Receivables from Public sector (Titlos Plc-February 2009)	4,915	6,579
Mortgages (Spiti Plc-September 2011)	1,391	1,242
Auto loans (Autokinito Plc-September 2011)	155	83
Consumer loans (Agorazo Plc-September 2011)	1,132	887
Total	9,368	8,791
During 2014, the securitized loans from the VIE Revolver 2008-1 Plc were repurchased by the Bank.

Covered bonds	2013	2014
	(EUR in millions)
Mortgages	11,473	9,403
of which eligible collateral	10,373	9,121

Securitized loans
The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2014:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Titlos Plc	Variable Rate Asset Backed Notes	Receivables from Public sector	February 26, 2009	September 2039	5,100(2)	Paid semi-annually at a rate of six-month Euribor plus 50 bps
Spiti Plc	Asset Backed Variable Rate Notes- Class A	Residential mortgages	September 20, 2011	September 2058	1,500(1),(3)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Spiti Plc	Asset Backed Variable Rate Notes- Class B	Residential mortgages	September 20, 2011	September 2058	250(1)	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Autokinito Plc	Asset Backed Variable Rate Notes- Class A	Auto loans	September 23, 2011	September 2023	400(1),(3)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Autokinito Plc	Asset Backed Variable Rate Notes- Class B	Auto loans	September 23, 2011	September 2023	97(1)	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Agorazo Plc	Asset Backed Variable Rate Notes- Class A	Consumer loans	September 23, 2011	September 2033	1,250(1),(4)	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Agorazo Plc	Asset Backed Variable Rate Notes- Class B	Consumer loans	September 23, 2011	September 2033	413(1)	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps

(1)	The Bank retains the option to call the notes on any interest payment date and issue new notes, or sell them as is to investors.
(2)	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and issue new notes or sell them to investors. The outstanding balance of Titlos Plc as at December 31, 2014 is EUR 4,537 million and has been rated Caa1 by Moody’s.
(3)	On March 20, 2014, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 116 million and of EUR 50 million, respectively. Furthermore, on September 22, 2014, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 89 million and of EUR 38 million, respectively. The outstanding amounts of Spiti Plc and Autokinito Plc as at December 31, 2014 are EUR 1,006 million and EUR 1 million respectively.
(4)	Agorazo Plc proceeded with the partial redemption of class A notes of EUR 159 million on March 17, 2014 and EUR 132 million on September 15, 2014. The outstanding amount of Agorazo Plc as at December 31, 2014 amounts to EUR 546 million.
Revolver 2008-1 Plc, by April 15, 2014 proceeded with the full redemption of the remaining EUR 265 million Class A Notes and the EUR 269 million Class B Notes and from January 29, 2015 is under liquidation.

With respect to all the above securitization transactions, the Bank has sold and assigned certain of its loans to VIEs. The VIEs have paid for the receivables acquired from the Bank with the proceeds from the issuance of the secured notes, which have been acquired by the Bank. Since the Bank has purchased and continuously owns all issued secured notes and, therefore, is the primary beneficiary of the above VIEs, we have not applied sales accounting at Group level for the above transactions. That is, in our consolidated financial statements, the loans are not derecognized and continue to be presented within "Loans" on our consolidated balance sheets. For the same reason we do not record a liability with respect to the notes issued or a servicing asset or liability.
All of the above notes issued are not presented within “Long-term debt” and the loans were not derecognized as the Bank is the owner of the issued secured notes and primary beneficiary of the above VIEs.

Covered bonds
Under the covered bond Programmes I and II, the Bank has the following covered bonds series in issue as at December 31, 2014:
Programme	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Programme I(1)	Series 3	Residential mortgages	October 7, 2009	October 2016	846	Paid annually at a fixed coupon rate of 3.875%
Programme II(2)	Series 1	Residential mortgages	June 24, 2010	June 2021 (3)	1,150	Paid quarterly at rate of three month Euribor plus a margin of 250 bps(3)
Programme II(2)	Series 2	Residential mortgages	June 24, 2010	June 2020(4)	1,200	Paid quarterly at rate of three month Euribor plus a margin of 240 bps(4)
Programme II(2)	Series 3	Residential mortgages	June 24, 2010	June 2019	1,350	Paid quarterly at rate of three month Euribor plus a margin of 230 bps(5)
Programme II(2)	Series 4	Residential mortgages	November 25, 2010	December 2018	1,100	Paid quarterly at rate of three month Euribor plus a margin of 210 bps(6)
(1)	EUR 10 billion Global Covered Bond Programme ("Programme I") established on November 26, 2008. Programme I is rated B1 by Moody’s and BB by Fitch.
(2)	EUR 15 billion Covered Bond Programme II ("Programme II") established on June 21, 2010. Programme II is rated Ba3 by Moody’s and B+ by Fitch.
(3)	On November 10, 2014, the Bank amended the maturity from June 2015 to June 2021 and interest rate from ECB rate plus 170 bps to three month Euribor plus 250 bps.
(4)	On November 10, 2014, the Bank amended the maturity from June 2017 to June 2020 and interest rate from ECB rate plus 200 bps to three month Euribor plus 240 bps.
(5)	On November 10, 2014, the Bank amended the interest rate from ECB rate plus 230 bps to three month Euribor plus 230 bps.
(6)	On November 10, 2014, the Bank amended the interest rate from ECB rate plus 210 bps to three month Euribor plus 210 bps.

Other than the Series 3 of Programme I, all the above covered bonds have not been sold to investors and are held by the Bank and therefore are not presented within ''Long-term debt'' (see Note 25).

Furthermore, the Bank has, during 2014, partially or wholely cancelled the following covered bonds issued under Programme II:
Series	Issue date	Cancellation date	Original nominal amount in EUR		Cancelled amount in million EUR
Programme II
Series 1	June 24, 2010	November 7, 2014	1.5	billion	350
Series 2	June 24, 2010	November 7, 2014	1.5	billion	300
Series 3	June 24, 2010	November 7, 2014	1.5	billion	150
Series 6	May 6, 2011	April 9, 2014	1.3	billion	1,300